Goodwill and Other Intangibles - Intangible Assets (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Intangible assets
Amortization expense related to finite-lived intangible assets		$ 611,000,000	$ 518,000,000	$ 494,000,000
Anticipated annual amortization expenses
2016		760,000,000
2017		735,000,000
2018		705,000,000
2019		662,000,000
2020		490,000,000
Finite-Lived Intangible Assets, Net [Abstract]
Intangible assets, gross carrying amount		18,587,000,000	13,799,000,000
Finite-lived intangible asset, accumulated amortization		(4,709,000,000)	(4,025,000,000)
Intangible assets, net carrying amount		$ 13,878,000,000	9,774,000,000
Weighted Average
Intangible assets
Finite-Lived intangible asset, useful life (in years)		15 years 6 months
Customer contracts and relationships and covenants not to compete
Finite-Lived Intangible Assets, Net [Abstract]
Intangible assets, gross carrying amount		$ 10,594,000,000	6,521,000,000
Finite-lived intangible asset, accumulated amortization		(4,092,000,000)	(3,549,000,000)
Intangible assets, net carrying amount		$ 6,502,000,000	2,972,000,000
Customer contracts and relationships and covenants not to compete | Weighted Average
Intangible assets
Finite-Lived intangible asset, useful life (in years)		15 years 6 months
Favorable leases and other
Finite-Lived Intangible Assets, Net [Abstract]
Intangible assets, gross carrying amount		$ 1,595,000,000	880,000,000
Finite-lived intangible asset, accumulated amortization		(617,000,000)	(476,000,000)
Intangible assets, net carrying amount		$ 978,000,000	404,000,000
Favorable leases and other | Weighted Average
Intangible assets
Finite-Lived intangible asset, useful life (in years)		15 years 7 months 6 days
Trademarks (indefinitely-lived)
Intangible assets
Impairment of intangible assets, indefinite-lived	$ 0
Indefinite-lived intangible assets		$ 6,400,000,000	6,400,000,000
Finite-Lived Intangible Assets, Net [Abstract]
Intangible assets, gross carrying amount		6,398,000,000	6,398,000,000
Intangible assets, net carrying amount		$ 6,398,000,000	$ 6,398,000,000